Derivative Instruments	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Derivative Instruments
22.	Derivative Instruments

(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2024 are as follows:

(In millions of won, thousands of foreign currencies)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027
Mar. 4, 2020	Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk and interest rate risk	Citi bank	Mar. 4, 2020 ~ Jun. 4, 2025
Jun. 28, 2023	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citi bank, Shinhan Bank, Korea Development Bank and J.P. Morgan	Jun. 28, 2023 ~ Jun. 28, 2028
Oct. 7, 2024	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	Interest rate risk	DBS Bank Ltd	Oct. 10, 2024 ~ Oct. 8, 2026
As of December 31, 2024, the changes in fair value of derivatives designated as hedging instrument, which are all effective in hedging, were recognized in full in other comprehensive income.

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap(TRS) contract amounting to ₩270,000 million and ₩80,000 million with beneficiary certificates as underlying asset with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional Alternative Investment Type Private Real Estate Investment Trust No. 62, respectively. The contracts consist of the settlement of the difference resulting from the change in the value of the real estate on the maturity date of the contract and the settlement of the difference between the dividend and the standard dividend during the contract period. SK Broadband Co., Ltd. has an obligation to guarantee fixed rate of returns to the other party to each contract. SK Broadband Co., Ltd. recognized long-term derivative financial assets of ₩64,926 million and ₩21,027 million for TRS as of December 31, 2024 and 2023, respectively. Long-term derivative financial assets were measured using the discounted present value methods for estimated future cash flows.

(3)
In relation to the business acquisition by SK Broadband Co., Ltd. during the year ended December 31, 2020, the Parent Company has entered into a shareholders’ agreement with the shareholders of the acquirees on November 13, 2024. Pursuant to the shareholders’ agreement, the Parent Company entered into a share purchase agreement to purchase 24.76% of the shares of SK Broadband Co., Ltd. for ₩1,145,870 million. The Parent Company has determined that it currently has ownership of the shares of SK Broadband Co., Ltd. for which the above contract was concluded, and accounted for the ownership of the shares in the subsidiary accordingly.

(4)
The Parent Company has entered into the agreement with HAEGIN Co., Ltd., whereby the Parent Company has been granted contingent subscription right to acquire HAEGIN Co., Ltd.’s common stock for the year ended December 31, 2022. The Parent Company is able to exercise the right in accordance with the agreement when certain conditions are met. There is no balance for derivative financial assets as of December 31, 2024.

For the years ended December 31, 2024, 2023 and 2022

(5)
SAPEON Inc., a subsidiary of the Parent Company, disposed of a portion of shares of Rebellions Inc. (formerly, SAPEON Korea Inc.) for the year ended December 31, 2024, and entered into a Price Return Swap (PRS) in which the buyer receives the difference between the amount of sale and the settlement amount when selling the shares. The Parent Company recognized a long-term derivative financial liability of ₩2,689 million for the Price Return Swap (PRS) as of December 31, 2024.

(6)
The fair value of derivative financial instruments to which the Group applies cash flow hedging is recorded in the consolidated financial statements as derivative financial assets, long-term derivative financial assets, and long-term derivative financial liabilities. As of December 31, 2024, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won, thousands of foreign currencies)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	₩	148,172	148,172
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)		41,975	41,975
Current assets:
Floating-to-fixed cross currency interest rate swap (U.S. dollar denominated bonds face value of USD 300,000)	₩	80,650	80,650

	₩	270,797	270,797

Non-current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 200,000)	₩	(748)	(748)

	₩	(748)	(748)

As of December 31, 2024, the changes in fair value of derivatives designated as hedging instrument, which are all effective in hedging, were recognized in full in other comprehensive income.

(7)
The fair value of derivatives held for trading is recorded in the consolidated financial statements as derivative financial assets, long-term financial assets, and long-term derivative financial liabilities. As of December 31, 2024, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contract for difference settlement	₩	38,850	38,850
Non-current assets:
Contract for difference settlement		31,461	31,461

	₩	70,311	70,311

Non-current liabilities:
Price Return Swap (PRS)	₩	(2,689)	(2,689)

	₩	(2,689)	(2,689)